                             CASH ACCUMULATION TRUST
                               100 MULBERRY STREET
                         GATEWAY CENTER THREE, 4TH FLOOR
                            NEWARK, NEW JERSEY 07102



                                                               November 25, 2002



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         RE:      Cash Accumulation Trust (the Fund)
                  Registration Nos. 2-91889 and 811-4060
                  --------------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on November 25, 2002.

         If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

                                                         Very truly yours,


                                                         /s/ Jonathan D. Shain
                                                         -----------------------
                                                         Jonathan D. Shain
                                                         Secretary